Summary of Significant Accounting Polices (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Value	$ 149,000	$ 142,000	$ 150,000	$ 150,000
Amortization expense	1,000	7,000
Finite-Lived Intangible Assets Estimated Amortization Expense in Future Years
2016	30,000
2017	30,000
2018	30,000
2019	30,000
2020	29,000
Total	149,000	142,000
In Process Research and Development
Estimated Useful Life	5 years
Gross Value	150,000
Accumulated Amortization	(1,000)
Net Value	$ 149,000